Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 447,674	$ 399,963
Gold in dore
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	433,987	392,622
Silver in dore
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,115	5,164
Metals In concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 8,572	$ 2,177